Other Financial Statement Information - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Financial Statement Information [Abstract]
Accrued expenses		$ 128	$ 318
Accrued payroll	$ 1,051	405	58
Related party payable	994
Other	666	130	47
Total accrued expenses and other current liabilities	$ 2,711	535
Total accrued expenses and other current liabilities		$ 533	$ 423